Series A Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

	December 31,
	2020	2019
Series A Notes	$—	$60,764
Less – Current maturities	—	(61,977)
Carrying amount adjustments on Series A Notes (*)	—	1,167
Premium on Series A Notes, net	—	46
	$—	$—

(*)    As a result of fair value hedge accounting, described below and in Notes 2Y and 2AA, the carrying amount of the Series A Notes is adjusted for changes in the interest rates.